Term deposits and other financial assets - Allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (18,710)
Ending balance	(17,041)	$ (18,710)
Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	2,927
Ending balance	3,153	2,927
Accumulated Impairment | Financial assets measured at fair value through OCI
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	17	34
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(17)	(17)
Total changes in allowance for expected credit losses	(17)	(17)
Ending balance	$ 0	$ 17